Offsets	Sep. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nexera Technologies Ltd
Form or Filing Type	F-1
File Number	333-288355
Initial Filing Date	Jun. 26, 2025
Fee Offset Claimed	$ 708.34
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, no par value
Unsold Securities Associated with Fee Offset Claimed	47,229,984
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 46,322.72
Termination / Withdrawal Statement	Statement of Termination
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nexera Technologies Ltd
Form or Filing Type	F-1
File Number	333-288355
Filing Date	Jul. 24, 2025
Fee Paid with Fee Offset Source	$ 708.34